Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2013
Registrant Name	dei_EntityRegistrantName	CCA Investments Trust
Central Index Key	dei_EntityCentralIndexKey	0001557802
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Apr. 01, 2014
CCA Core Return Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Load Class shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 25 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance.  For the fiscal period ended November 30, 2013, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund attempts to capture the performance of 90% of the domestic and international equity and fixed income markets by employing an investment approach designed to focus on all securities other than those that have the highest expected return sensitivity, as determined by the Fund’s sub-adviser, Checchi Capital Advisers, LLC (“CCA”).  For this purpose, expected return sensitivity of a security is CCA’s estimation of the volatility of the security relative to the volatility of the global equity and fixed income markets.  CCA uses a proprietary scoring algorithm to rank the world’s investable equity and fixed income securities by expected return sensitivity.  CCA considers an equity security to be investable if the security is publicly traded and has a market capitalization of $50 million or more.  CCA considers a fixed income security to be investable if the security is rated CCC or higher by S&P or Caa2 or higher by Moody’s.  The algorithm uses fundamental and technical variables to score each security.  The sub-adviser periodically scores and ranks the securities in its universe of the world’s investable equity and fixed income securities, and divides the universe into market value deciles by score.  CCA manages the Fund to closely approximate the key characteristics of the nine deciles other than the top decile (i.e., the 90% of the world’s securities by market value, excluding the 10% that provide the highest expected return sensitivity based on the score).  For this purpose, CCA invests in a sampling of securities that, in the aggregate, are selected to provide performance that corresponds generally to the performance of the nine deciles.  The securities in the nine deciles will change from time to time.  Every month, CCA conducts its periodic scoring and ranking of the universe and modifies the Fund’s holdings accordingly.

The Fund anticipates that approximately 40-60% of its assets will be selected to track the MSCI ACWI All Cap Index, a market capitalization weighted index designed to measure the performance of developed and emerging market equity securities. The Fund anticipates that approximately 40-60% of its assets will be selected to track the Barclays Global Aggregate Index, which provides a broad-based measure of the global fixed income market and has three major components, the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices.  The Fund will periodically rebalance its portfolio to approximate the world’s allocation of equity and fixed income securities, less those allocated to the top decile described above.

The Fund may invest in fixed income securities of any maturity or credit rating, although CCA expects that the Fund’s fixed income securities will consist primarily of securities rated investment grade or higher (BBB- or higher by S&P or Baa3 or higher by Moody’s).  The Fund may also invest in exchange traded funds (ETFs) to gain exposure to a geographic or other sector of the markets if CCA deems it is more efficient to do so than to invest in individual securities. The Fund may borrow money from banks to help manage Fund inflows and outflows, such as to avoid having to sell portfolio investments in order to meet net redemptions.  The Fund also may borrow money from banks to make additional portfolio investments when the sub-adviser believes market conditions are appropriate.  The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed).

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.  The Fund is subject to the risks associated with the global stock and bond markets, any of which could cause an investment to lose money.

Management Risk.  The sub-adviser's dependence on its proprietary algorithm methodology and judgments about the attractiveness, value and potential appreciation of particular sectors, asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  The Fund is also subject to sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund’s target of 90% of the investable world securities.

Foreign Investment Risk. Foreign investments, including ADRs, may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

Emerging Market Risk.  At times the Fund may have exposure to emerging markets.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  Investments in emerging markets may be considered speculative.  Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Limited History of Operations Risk.  The Fund has a limited history of operations for investors to evaluate.

Smaller Company Risk.  Investments in securities issued by smaller capitalization companies (including micro-cap, small-cap and mid-cap) involve greater risk than investments in large-capitalization companies.  The value of securities issued by smaller capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrower markets and more limited managerial and financial resources than large-cap companies.  The Fund’s investments in smaller capitalization companies may increase the volatility of the Fund’s portfolio.

Fixed Income Risk.  The Fund is also subject to bond risks, including interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates.  The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.  For mortgage-backed securities, this risk is known as prepayment risk.

High Yield (Junk) Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

Defaulted Securities Risk.  Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative, as are junk bonds in general.

Market Risk.  The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably.  Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.  The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.  During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.  Equity securities generally have greater price volatility than fixed income securities.

ETF Risk.  Investments in ETFs involve duplication of investment advisory fees and certain other expenses. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Adverse Market Conditions Risk.  The performance of the Fund is designed to correlate to the performance of a portion of the universe of investable securities throughout the world.  As a consequence, the Fund’s performance will suffer during conditions that are adverse to its investment goals.

Liquidity Risk.  The markets for certain lightly traded equity securities are often not as liquid as markets for larger capitalization equity securities.  For example, relatively few market makers support the secondary markets for certain equity securities and the trading volume is generally lower.  Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions.  These factors may have an adverse effect on the Fund's ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Leverage Risk.  Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Institutional Class shares for each full calendar year since the Fund's inception.  Returns for the Investor Class, which are not presented, will vary from the returns of Institutional Class shares.  The performance table compares the performance of the Fund's Institutional and Investor Class shares over time to the performance of a broad-based securities market index and each of its constituent indices.  The Load Class has less than one calendar year of performance, therefore no performance information for the Load Class is currently presented.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by visiting www.ccafunds.com or by calling 1-800-595-4866.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-595-4866
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ccafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Returns as of December 31st
Annual Return 2013	rr_AnnualReturn2013	5.99%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 9/30/2013 5.20% Worst Quarter: 6/30/2013 -3.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.16%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.   Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only the Institutional Class shares and after-tax returns for other classes will vary.

CCA Core Return Fund | -Comparison Index- Blended Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.03%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%	[5],[7]
CCA Core Return Fund | -Comparison Index- MSCI USA IMI Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.60%
Since Inception	rr_AverageAnnualReturnSinceInception	32.85%	[7]
CCA Core Return Fund | -Comparison Index- MSCI EAFE IMI Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.54%
Since Inception	rr_AverageAnnualReturnSinceInception	23.05%	[7]
CCA Core Return Fund | -Comparison Index- MSCI Emerging Markets IMI Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.32%)	[7]
CCA Core Return Fund | -Comparison Index- Barclays Global Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.58%)	[7]
CCA Core Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.66%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.48%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,753
1 Year	rr_AverageAnnualReturnYear01	5.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%	[7]
CCA Core Return Fund | Institutional Class | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[7]
CCA Core Return Fund | Institutional Class | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%	[7]
CCA Core Return Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	33.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	34.57%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(33.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,345
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,925
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,024
1 Year	rr_AverageAnnualReturnYear01	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%	[7]
CCA Core Return Fund | Load Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.63%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.91%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.48%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.43%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,439
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,231
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,290
CCA Aggressive Return Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Load Class shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 25 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended November 30, 2013, the Fund’s portfolio turnover rate was 370% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	370.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund attempts to capture the performance of the riskier portion of the domestic and international equity and fixed income markets by employing an investment approach designed to focus on those described securities that have the highest expected return sensitivity, as determined by the Fund’s sub-adviser, Checchi Capital Advisers, LLC (“CCA”).  For this purpose, expected return sensitivity of a security is CCA’s estimation of the volatility of the security relative to the volatility of the global equity and fixed income markets.  CCA uses a proprietary scoring algorithm to rank the world’s investable equity and fixed income securities by expected return sensitivity.  CCA considers an equity security to be investable if the security is publicly traded and has a market capitalization of $50 million or more.  CCA considers a fixed income security to be investable if the security is rated CCC or higher by S&P or Caa2 or higher by Moody’s.  The algorithm uses fundamental and technical variables to score each security.  The sub-adviser periodically scores and ranks the securities in its universe of the world’s investable equity and fixed income securities, and divides the universe into market value deciles by score.  CCA manages the Fund to closely approximate the key characteristics of the top decile (i.e., the 10% of the world’s securities by market value that provide the highest expected return sensitivity based on the score).  For this purpose, CCA invests in a sampling of securities that, in the aggregate, are selected to provide performance that corresponds generally to the performance of the top decile.  The securities in the top decile will change from time to time.  Every month, CCA conducts its periodic scoring and ranking of the universe and modifies the Fund’s holdings accordingly.  The mix between equity and fixed income securities is expected to vary significantly from time to time, and it is possible for the Fund to be 100% invested in either asset class at any time.

The Fund’s adviser, Checchi Capital Fund Advisers, LLC (“CCFA”), and sub-adviser, CCA, consider the Fund to be aggressive and subject to substantially more risk than the CCA Core Return Fund (described above).  The Fund is expected to be less diversified among asset classes and sectors of the domestic and international equity and fixed income markets, and to be subject to greater risk of loss and higher volatility than the CCA Core Return Fund.

It is likely that a substantial portion of the Fund’s equity investments will consist of securities of companies with smaller market capitalizations (including mid cap, small cap and micro cap securities) in developed and emerging countries and that a substantial portion of the Fund’s fixed income securities will consist of securities rated below investment grade (BB+ or lower by S&P and Ba1 or lower by Moody’s), or so called “junk bonds,” of companies in developed and emerging market countries.  The Fund may invest in fixed income securities of any maturity or credit rating.  The Fund may also invest in exchange traded funds (ETFs) to gain exposure to a geographic or other sector of the markets if CCA deems it is more efficient to do so than to invest in individual securities.

The Fund may borrow money from banks to help manage Fund inflows and outflows, such as to avoid having to sell portfolio investments in order to meet net redemptions.  The Fund also may borrow money from banks to make additional portfolio investments when the sub-adviser believes market conditions are appropriate.  The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed).

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.  The Fund is subject to the risks associated with the global stock and bond markets, any of which could cause an investment to lose money.

Management Risk.  The sub-adviser's dependence on its proprietary algorithm methodology and judgments about the securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  The Fund is also subject to sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund’s target allocation of the top decile of investable world securities that provide the highest expected return sensitivity.

Foreign Investment Risk. Foreign investments, including ADRs, may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

Emerging Market Risk.  The Fund intends to have exposure to emerging markets.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  Investments in emerging markets may be considered speculative.  Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Sector Risk.  Equity securities within the same sector (e.g. Technology) may decline in price due to sector-specific market or economic developments.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Limited History of Operations Risk.  The Fund has a limited history of operations for investors to evaluate.

Smaller Company Risk.  Smaller cap equity securities (including micro-cap, small-cap and mid-cap) involve greater risk than investments in large-cap companies and may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile equity security prices and a limited ability to sell them at a desirable time or price.

Fixed Income Risk.  The Fund is also subject to bond risks, including interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates.  The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.  For mortgage-backed securities, this risk is known as prepayment risk.

High Yield (Junk) Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

Defaulted Securities Risk.  Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative, as are junk bonds in general.

Market Risk.  The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably.  Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.  The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.  During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.  The Fund may, at times, become focused in stocks of a particular sector, category, or group of companies.  Equity securities generally have greater price volatility than fixed income securities.

ETF Risk.  Investments in ETFs involve duplication of investment advisory fees and certain other expenses. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Adverse Market Conditions Risk.  The performance of the Fund is designed to correlate to the performance of a portion of the universe of investable securities throughout the world.  As a consequence, the Fund’s performance will suffer during conditions that are adverse to its investment goals.

Liquidity Risk.  The markets for certain lightly traded equity securities are often not as liquid as markets for larger capitalization equity securities.  For example, relatively few market makers support the secondary markets for certain equity securities and the trading volume is generally lower.  Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions.  These factors may have an adverse effect on the Fund's ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Leverage Risk.  Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Institutional Class shares for each full calendar year since the Fund's inception.  Returns for the Investor Class, which are not presented, will vary from the returns of Institutional Class shares.  The performance table compares the performance of the Fund's Institutional and Investor Class shares over time to the performance of a broad-based securities market index and each of its constituent indices.  The Load Class has less than one calendar year of performance, therefore no performance information for the Load Class is currently presented.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by visiting www.ccafunds.com or by calling 1-800-595-4866.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-595-4866
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ccafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Returns as of December 31st
Annual Return 2013	rr_AnnualReturn2013	17.09%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 12/31/2013 7.82% Worst Quarter: 6/30/2013 -0.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.68%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Institutional Class shares and after-tax returns for other classes will vary.

CCA Aggressive Return Fund | - Comparison Index - Blended Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.65%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	19.80%	[4],[6]
CCA Aggressive Return Fund | - Comparison Index - MSCI USA IMI Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.60%
Since Inception	rr_AverageAnnualReturnSinceInception	32.85%	[6]
CCA Aggressive Return Fund | - Comparison Index - MSCI EAFE IMI Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.54%
Since Inception	rr_AverageAnnualReturnSinceInception	23.05%	[6]
CCA Aggressive Return Fund | - Comparison Index - MSCI Emerging Markets IMI Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.32%)	[6]
CCA Aggressive Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.08%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	754
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,432
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,246
1 Year	rr_AverageAnnualReturnYear01	17.09%
Since Inception	rr_AverageAnnualReturnSinceInception	16.85%	[6]
CCA Aggressive Return Fund | Institutional Class | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.22%
Since Inception	rr_AverageAnnualReturnSinceInception	16.00%	[6]
CCA Aggressive Return Fund | Institutional Class | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.67%
Since Inception	rr_AverageAnnualReturnSinceInception	12.46%	[6]
CCA Aggressive Return Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	76.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	77.27%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(76.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,667
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,170
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,212
1 Year	rr_AverageAnnualReturnYear01	16.82%
Since Inception	rr_AverageAnnualReturnSinceInception	16.59%	[6]
CCA Aggressive Return Fund | Load Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.33%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	645
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,999
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,822
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2015, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Institutional Class or Investor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.
[4]	The composite benchmark consists of 35% MSCI US Investable Market Index, 40% MSCI EAFE Investable Market Index, and 25% MSCI Emerging Markets Investable Market Index. MSCI USA IMI Index, a proxy of the Total U.S. Equity Market, is designed to measure the performance of the large, mid and small cap segments of the U.S. market. MSCI EAFE IMI Index, a proxy for the Total Developed Equity Market excluding North America, is designed to measure the performance of the large, mid and small cap segments of the developed markets, excluding North America. MSCI Emerging Markets IMI Index, a proxy for the Total Emerging Equity Market, is designed to measure the performance of the large, mid and small cap segments of the emerging markets.
[5]	The composite benchmark consists of 16% MSCI US Investable Market Index, 18% MSCI EAFE Investable Market Index, 11% MSCI Emerging Markets Investable Market Index and 55% Barclays Global Aggregate Bond Index. MSCI USA IMI Index, a proxy of the Total U.S. Equity Market, is designed to measure the performance of the large, mid and small cap segments of the U.S. market. MSCI EAFE IMI Index, a proxy for the Total Developed Equity Market excluding North America, is designed to measure the performance of the large, mid and small cap segments of the developed markets, excluding North America. MSCI Emerging Markets IMI Index, a proxy for the Total Emerging Equity Market, is designed to measure the performance of the large, mid and small cap segments of the emerging markets. Barclays Global Aggregate Bond Index, a proxy for the Total Global Investment Grade Bond Market, is designed to measure the performance of the global investment grade bond markets.
[6]	The CCA Aggressive Return Fund Inception Date is December 26, 2012.
[7]	The CCA Core Return Fund Inception Date is December 26, 2012.